EQUITY: (Details 1)	6 Months Ended
	Jun. 30, 2018 $ / shares
January 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	2018-01
Share price on date of grant	$ 6.05
Expected volatility	46.32%
Risk-free interest rate	2.30%	[1]
Expected term	5 years
February 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	2018-02
Expected term	5 years
February 2018 [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on date of grant	$ 5.70
Expected volatility	45.87%
Risk-free interest rate	2.50%	[1]
February 2018 [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on date of grant	$ 6.10
Expected volatility	46.47%
Risk-free interest rate	2.70%	[1]
March 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	2018-03
Expected volatility	46.03%
Risk-free interest rate	2.60%	[1]
Expected term	5 years
March 2018 [Member] | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on date of grant	$ 6.40
March 2018 [Member] | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on date of grant	$ 6.45
June 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant	2018-06
Share price on date of grant	$ 4.20
Expected volatility	46.15%
Risk-free interest rate	2.70%	[1]
Expected term	5 years

[1]	The risk-free interest rate was determined on the basis of the yield rates to maturity of unlinked government bonds bearing a fixed interest rate, whose maturity dates correspond to the expected exercise dates of the options.